ORIX Corporation Shareholders' Equity	12 Months Ended
Mar. 31, 2025
Stockholders' Equity Note [Abstract]
ORIX Corporation Shareholders' Equity
21. ORIX Corporation Shareholders’ Equity
Changes in the number of shares issued in fiscal 2023, 2024 and 2025 are as follows:

	Number of shares
	2023	2024	2025
Beginning balance	1,258,277,087	1,234,849,342	1,214,961,054
Cancellation of treasury stock	(23,427,745)	(19,888,288)	(51,998,810)

Ending balance	1,234,849,342	1,214,961,054	1,162,962,244

The Japanese Companies Act (the “Act”) provides that an amount equivalent to 10% of any dividends resulting from appropriation of retained earnings be appropriated to the legal retained earnings until the aggregate amount of the additional paid-in
capital and the legal retained earnings equals 25% of the issued capital. The Act also provides that both additional paid-in
capital and the legal retained earnings are not available for dividends but may be capitalized or may be reduced by resolution of the general meeting of shareholders. However, if specified in the Company’s articles of incorporation, dividends can be declared by the Board of Directors instead of the general meeting of shareholders. In accordance with this, the Board of Directors of the Company resolved in May 2025 that a total of ¥65,920 million dividends shall be distributed to the shareholders of record as of
March 31, 2025.
The liability for declared dividends and related impact on total equity is accounted for in the period of such Board of Directors’ resolution.
The Act provides that at least
one-half
of amounts paid for new shares are included in common stock when they are issued. In conformity therewith, the Company has divided the principal amount of bonds converted into common stock and proceeds received from the issuance of common stock, including the exercise of warrants and stock acquisition rights, equally between common stock and additional paid-in
capital, and set off expenses related to the issuance from the additional paid-in
capital.
The amount available for dividends under the Act is calculated based on the amount recorded in the Company’s non-consolidated
financial statements prepared in accordance with accounting principles generally accepted in Japan. As a result, the amount available for dividends is ¥914,462 million as of March 31, 2025.
Retained earnings at March 31, 2025 include ¥124,403 million relating to equity in undistributed earnings of the companies accounted or by the equity method.
As of March 31, 2025, the restricted net assets of certain subsidiaries include regulatory capital requirements mainly for banking and life insurance operations of ¥12,031 million.